Stockholders’ Equity (Details Narrative)	4 Months Ended		12 Months Ended
	Apr. 22, 2024 $ / shares shares	Apr. 22, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2015	Dec. 31, 2021 $ / shares
Class of Warrant or Right [Line Items]
Common stock value | $							$ 179,293
Stock options exercised							70,000	70,000
Stock options exercised, value | $							$ 31,264
Options exercise price per share | $ / shares			$ 0.22		$ 0.37		$ 0.60
Shares acquired pursuant value | $					$ 79,705		$ 179,293
Cancelled, number of options			460,000		285,600		1,040,600	1,040,600
Fair value of derivative liability | $					$ 83,572	$ 83,572
Gain on derivative liability | $			$ 51		23,314		$ 60,207
Warrants value | $					$ 51
Number of options granted			1,885,000		2,550,000		2,675,000	2,675,000
Expired, number of options			1,988,000		506,150		570,000	570,000
Aggregate intrinsic value for options | $
Share-based payment arrangement, expense | $			515,116		696,248		$ 660,266
Employee Stock Options [Member]
Class of Warrant or Right [Line Items]
Vesting rights							15.00%	15.00%
Vested							400,000	400,000
Employee Stock Options [Member] | Vesting at the Grant Date [Member]
Class of Warrant or Right [Line Items]
Vesting rights							10.00%	10.00%
Employee Stock Options [Member] | Vesting per Month after One Year [Member]
Class of Warrant or Right [Line Items]
Vesting rights							2.00%	2.00%
2015 Stock Option Plan [Member]
Class of Warrant or Right [Line Items]
Number of shares issued and outstanding percentage									10.00%
Share-based payment arrangement, expense | $			$ 515,116		$ 696,248		$ 660,266
Share-based compensation arrangement, weighted average grant | $ / shares			$ 0.29		$ 0.42		$ 0.45
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Class of Warrant or Right [Line Items]
Vesting rights			2.00%		2.00%
2015 Stock Option Plan [Member] | Employee Stock Options 2 [Member]
Class of Warrant or Right [Line Items]
Options exercise price per share | (per share)							$ 0.39	$ 0.50
Number of options granted							35,000	35,000
2015 Stock Option Plan [Member] | Employee Stock Options 3 {Member]
Class of Warrant or Right [Line Items]
Options exercise price per share | (per share)							$ 0.80	$ 1.02
Number of options granted							1,300,000	1,300,000
Vesting rights							2.00%	2.00%
2015 Stock Option Plan [Member] | Employee Stock Options 3 {Member] | Directors and Officers [Member]
Class of Warrant or Right [Line Items]
Number of options granted							400,000	400,000
2015 Stock Option Plan [Member] | Employee Stock Options 4 [Member]
Class of Warrant or Right [Line Items]
Options exercise price per share | (per share)							$ 0.52	$ 0.66
Number of options granted							300,000	300,000
Vesting rights							2.00%	2.00%
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Class of Warrant or Right [Line Items]
Options exercise price per share | (per share)			$ 0.22	$ 0.30	$ 0.37	$ 0.50
Cancelled, number of options			460,000		285,600
Number of options granted			1,885,000		2,550,000
Expired, number of options			1,988,000		506,150
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Options exercise price per share | (per share)	$ 0.14	$ 0.20
Number of options granted	2,318,750	2,318,750
Vesting rights	2.00%	2.00%
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Directors and Officers [Member]
Class of Warrant or Right [Line Items]
Number of options granted			400,000		900,000
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Directors and Officers [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Number of options granted	1,056,250	1,056,250
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Class of Warrant or Right [Line Items]
Options exercise price per share | (per share)							$ 0.39	$ 0.50
Number of options granted							1,040,000	1,040,000
2015 Stock Option Plan [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Share-based compensation arrangement, expiration period									10 years
Agora Internet Relations Corp [Member]
Class of Warrant or Right [Line Items]
Trading advisory services monthly fee							$ 79,705	$ 100,000
Shares acquired pursuant					156,510
Shares acquired pursuant value | $					$ 26,334
Research Capital Corporation [Member]
Class of Warrant or Right [Line Items]
Trading advisory services monthly fee | $							$ 5,119
Shares acquired pursuant					230,000
Stock issued, issued for services, value | $								$ 6,500
Stock options exercised							70,000	70,000
Options exercise price per share | (per share)							$ 0.45	$ 0.54
Shares acquired pursuant value | $					$ 179,293
Research Capital Corporation [Member] | Warrants Issued To RCC [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrants							230,000
Exercise price of warrants | (per share)							$ 0.77			$ 0.98
Warrants and rights outstanding, term							24 months
TSXV [Member]
Class of Warrant or Right [Line Items]
Shares acquired pursuant					6,579,074
Percentage of issued and outstanding shares					5.00%
NCIB [Member]
Class of Warrant or Right [Line Items]
Shares acquired pursuant			41,500
Shares cancelled value | $			$ 11,793
NCIB One [Member]
Class of Warrant or Right [Line Items]
Shares acquired pursuant			2,000		275,000
Shares acquired pursuant value | $			$ 517		$ 87,778
Cancelled, number of options			2,000		233,500